Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2012 Available-for-sale securities USD ($)	Mar. 31, 2012 Available-for-sale securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese and foreign government bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities USD ($)	Mar. 31, 2012 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Japanese prefectural and foreign municipal bond securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Corporate debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)	Mar. 31, 2012 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)	Mar. 31, 2012 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Other debt securities USD ($)	Mar. 31, 2012 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Other debt securities JPY (¥)	Mar. 31, 2012 Available-for-sale securities Equity securities USD ($)	Mar. 31, 2012 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2011 Available-for-sale securities Equity securities JPY (¥)	Mar. 31, 2012 Held-to-maturity Securities USD ($)	Mar. 31, 2012 Held-to-maturity Securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities JPY (¥)	Mar. 31, 2012 Held-to-maturity Securities Japanese Government Bond Securities USD ($)	Mar. 31, 2012 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)	Mar. 31, 2011 Held-to-maturity Securities Japanese Government Bond Securities JPY (¥)
Schedule of Investments [Line Items]
Amortized cost	$ 10,488	¥ 861,953	¥ 863,785	$ 2,674	¥ 219,729	¥ 168,818	$ 682	¥ 56,108	¥ 34,907	$ 3,414	¥ 280,540	¥ 292,836	$ 1,704	¥ 140,054	¥ 225,393	$ 1,165	¥ 95,788	¥ 87,898	$ 97	¥ 7,961	¥ 5,518	$ 752	¥ 61,773	¥ 48,415	$ 11,021	¥ 905,783	¥ 907,480	$ 533	¥ 43,830	¥ 43,695
Gross unrealized gains	431	35,446	31,230	14	1,191	696	17	1,358	153	28	2,325	1,287	2	192	46	38	3,078	3,819	5	449	0	327	26,853	25,229	466	38,265	31,642	35	2,819	412
Gross unrealized losses	(133)	(10,912)	(11,605)	0	(5)	(169)	(1)	(107)	(92)	(32)	(2,643)	(2,091)	(13)	(1,094)	(3,125)	(43)	(3,538)	(3,843)	0	0	(12)	(44)	(3,525)	(2,273)	(133)	(10,912)	(11,605)	0	0	0
Fair value	$ 10,786	¥ 886,487	¥ 883,410	$ 2,688	¥ 220,915	¥ 169,345	$ 698	¥ 57,359	¥ 34,968	$ 3,410	¥ 280,222	¥ 292,032	$ 1,693	¥ 139,152	¥ 222,314	$ 1,160	¥ 95,328	¥ 87,874	$ 102	¥ 8,410	¥ 5,506	$ 1,035	¥ 85,101	¥ 71,371	$ 11,354	¥ 933,136	¥ 927,517	$ 568	¥ 46,649	¥ 44,107